Deconsolidation (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Total current assets	$ 107,323,274		¥ 764,871,520	¥ 408,287,084
Total assets	107,591,938		766,786,239	410,520,259
Total liabilities	30,253,928		215,613,714	¥ 85,315,757
Feda Electronics Co [Member]
Total current assets	505,962		3,583,579
Total other assets	16,275		115,270
Total assets	522,237		3,698,849
Total liabilities	42,563		301,464
Total net assets	479,674		3,397,385
Total consideration
Total loss on disposal	$ 2,526,259	¥ 17,801,786